Cover	Jun. 22, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002101866
Document Period End Date	Jun. 22, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2600
Dow 50 Value Dividend Portfolio Series 65 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in dividend-paying value securities. The trust aims to provide a portfolio of 50 value securities from the Dow Jones U.S. Top-Cap Value Total Stock Market Index that are dividend-paying as of the security selection date. The sponsor, with the assistance of Guggenheim Partners Investment Management, LLC (“GPIM”), an affiliate of the sponsor and Guggenheim Partners, LLC, has selected the securities to be included in the trust’s portfolio. The trust may invest in companies with small-, mid- and large-capitalizations. The U.S.-listed common stocks held by the trust may include the common stocks of U.S. and non-U.S. companies and may include the securities of issuers located in emerging market countries. The trust may include securities of real estate investment trusts (“REITs”). As a result of this strategy, the trust is concentrated in the financials sector.
Quality High Dividend Portfolio Series 7 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in quality, dividend-paying equity securities. The trust will invest in quality equity securities, which are companies that exhibit an attractive blend of quality, valuation and price appreciation characteristics. When assessing quality, the trust evaluates companies by looking for positive and improving profitability, earnings that are cash generative, declining leverage and improving liquidity. The trust seeks to provide dividend income that is greater than its starting universe, the Russell 3000® Index. The sponsor believes that companies that distribute significant dividends on a consistent basis generally demonstrate strong financial strength and positive performance relative to their peers. There can be no assurance that the selected securities will continue to pay dividends or that the trust will achieve its investment objective.